NOTE PAYABLE (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Note Payable At Beginning Of The Period	$ 0	$ 0
Additions	4,665	0
Repayments	0	0
Unwinding Of Fair Value Adjustment	92	0
Note Payable At Ending Of The Period	4,757	0
Less: Current Portion	(4,757)	0
Non-current Portion	$ 0	$ 0